Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc. (the “Depositor”)

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”)

Re:	CGCMT Commercial Mortgage Trust 2022-URBN (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates, Series 2022-URBN (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 11 February 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 February 2022

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a componentized promissory note evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured primarily by a first priority deed of trust on the borrowers’ fee simple interest in an office property located in Seattle, Washington (the “Property”) and
c.	The Mortgage Loan has a related floating rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of 9 February 2022 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Property, Mezzanine Loan and Total Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity (Months)” of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

6.	The applicable Source Document(s) indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use the “Original Term to Maturity (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan and Mezzanine Loan (the “Original IO Term (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Mortgage Loan and Mezzanine Loan (the “Original Amortization Term (Months)”) and
ii.	Remaining amortization term of the Mortgage Loan and Mezzanine Loan (the “Remaining Amortization Term (Months)”),
c.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Date Balance”) and
d.	Use the “Mezzanine Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan as of the Reference Date (the “Mezzanine Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mezzanine Loan as of the “Initial Maturity Date” of the Mezzanine Loan (the “Mezzanine Loan Maturity Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mezzanine Loan Cut-off Date Balance,
c.	Mortgage Loan Maturity Date Balance and
d.	Mezzanine Loan Maturity Date Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Cut-off Date Balance and
ii.	Total Loan Maturity Date Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Term to Maturity (Months),
b.	Original IO Term (Months) and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

9.	Using the:
a.	Mortgage Loan Spread,
b.	Mezzanine Loan Spread,
c.	Term SOFR Floor and
d.	Term SOFR Cap,

as shown on the Final Data File, and a Term SOFR assumption of 0.05000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate,
iii.	Mortgage Loan Interest Rate at Term SOFR Cap and
iv.	Mezzanine Loan Interest Rate at Term SOFR Cap

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly Debt Service Payment,
ii.	Mortgage Loan Annual Debt Service Payment,
iii.	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap and
iv.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service Payment at Term SOFR Cap” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap.”

11.	Using the:
a.	Mezzanine Loan Original Balance,
b.	Mezzanine Loan Interest Rate,
c.	Mezzanine Loan Interest Rate at Term SOFR Cap and
d.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mezzanine Loan Monthly Debt Service Payment,
ii.	Mezzanine Loan Annual Debt Service Payment,
iii.	Mezzanine Loan Monthly Debt Service Payment at Term SOFR Cap and
iv.	Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Monthly Debt Service Payment at Term SOFR Cap” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mezzanine Loan Original Balance,” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate at Term SOFR Cap,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap” of the Mezzanine Loan as twelve (12) times the “Mezzanine Loan Monthly Debt Service Payment at Term SOFR Cap.”

Attachment A Page 6 of 7

12.	Using the:
a.	Mortgage Loan Monthly Debt Service Payment,
b.	Mortgage Loan Annual Debt Service Payment,
c.	Mortgage Loan Monthly Debt Service Payment at Term SOFR Cap,
d.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap,
e.	Mezzanine Loan Monthly Debt Service Payment,
f.	Mezzanine Loan Annual Debt Service Payment,
g.	Mezzanine Loan Monthly Debt Service Payment at Term SOFR Cap and
h.	Mezzanine Loan Annual Debt Service Payment at Term SOFR Cap,

as shown on the Final Data File, we recalculated the:

i.	Total Loan Monthly Debt Service Payment,
ii.	Total Loan Annual Debt Service Payment,
iii.	Total Loan Monthly Debt Service Payment at Term SOFR Cap and
iv.	Total Loan Annual Debt Service Payment at Term SOFR Cap

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Mortgage Loan Cut-off Date Balance,
b.	Mortgage Loan Maturity Date Balance,
c.	Mortgage Loan Annual Debt Service Payment,
d.	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap,
e.	As-Is Appraised Value,
f.	UW Net Operating Income,
g.	UW Net Cash Flow and
h.	Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-off Date LTV,
ii.	Mortgage Loan Maturity Date LTV,
iii.	Mortgage Loan UW NOI Debt Yield,
iv.	Mortgage Loan UW NCF Debt Yield,
v.	Mortgage Loan UW NOI DSCR,
vi.	Mortgage Loan UW NCF DSCR,
vii.	Mortgage Loan UW NOI DSCR at Term SOFR Cap,
viii.	Mortgage Loan UW NCF DSCR at Term SOFR Cap,
ix.	Mortgage Loan Cut-off Date Balance per SF and
x.	As-Is Appraised Value per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through x. above to two decimal places.

Attachment A Page 7 of 7

14.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Maturity Date Balance,
c.	Total Loan Annual Debt Service Payment,
d.	Total Loan Annual Debt Service Payment at Term SOFR Cap,
e.	As-Is Appraised Value,
f.	UW Net Operating Income,
g.	UW Net Cash Flow and
h.	Total NRA,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Total Loan Cut-off Date LTV,
ii.	Total Loan Maturity Date LTV,
iii.	Total Loan UW NOI Debt Yield,
iv.	Total Loan UW NCF Debt Yield,
v.	Total Loan UW NOI DSCR,
vi.	Total Loan UW NCF DSCR,
vii.	Total Loan UW NOI DSCR at Term SOFR Cap,
viii.	Total Loan UW NCF DSCR at Term SOFR Cap and
ix.	Total Loan Cut-off Date Balance per SF

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through ix above to two decimal places.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents:

Source Document Title	Source Document Date

Mortgage Loan Agreement	3 February 2022

Mortgage Loan Promissory Note	3 February 2022

Mezzanine Loan Agreement	3 February 2022

Mezzanine Loan Promissory Note	3 February 2022

Cash Management Agreement	3 February 2022

Guaranty Agreement	3 February 2022

Environmental Indemnity Agreement	3 February 2022

Cap Rate Transaction Summary	3 February 2022

Closing Statement	3 February 2022

Goldman Sachs Credit Ratings for Term SOFR Cap Provider Rating	Not Dated

Exhibit 1 to Attachment A

Property Source Documents:

Source Document Title	Source Document Date

Appraisal Report	10 January 2022

Pro Forma Title Policy	Not Dated

Property Management Agreement	13 January 2017

Lease Agreements	Various

Lease Abstracts	Various

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	30 November 2021

Engineering Report	18 January 2022

Phase I Environmental Report	14 January 2022

Seismic Report	14 January 2022

Property Insurance Review Report	28 January 2022

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Market	Appraisal Report
Submarket	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Ownership Interest	Pro Forma Title Policy
Occupied NRA	Underwritten Rent Roll
Vacant NRA	Underwritten Rent Roll
Total NRA	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Occupancy (%)	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
# of Parking Spaces	Lease Abstracts
# of Tenants	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Appraiser	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Phase I Environmental Report
Environmental Report Date	Phase I Environmental Report
Phase II Required	Phase I Environmental Report
ACM O&M Plan	Phase I Environmental Report
Seismic Report Date	Seismic Report
Seismic Zone	Engineering Report
PML (SEL)	Seismic Report
PML (SUL)	Seismic Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Largest Tenant Tenant Name	Underwritten Rent Roll
Largest Tenant Initial Lease Start Date	Underwritten Rent Roll
Largest Tenant Current Lease Start Date	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
Largest Tenant UW Gross Rent	Underwritten Rent Roll
2nd Largest Tenant Tenant Name	Underwritten Rent Roll
2nd Largest Tenant Initial Lease Start Date	Underwritten Rent Roll
2nd Largest Tenant Current Lease Start Date	Underwritten Rent Roll
2nd Largest Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Tenant NRA	Underwritten Rent Roll
2nd Largest Tenant UW Base Rent	Underwritten Rent Roll
2nd Largest Tenant UW Gross Rent	Underwritten Rent Roll
3rd Largest Tenant Tenant Name	Underwritten Rent Roll
3rd Largest Tenant Initial Lease Start Date	Underwritten Rent Roll
3rd Largest Tenant Current Lease Start Date	Underwritten Rent Roll
3rd Largest Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant NRA	Underwritten Rent Roll
3rd Largest Tenant UW Base Rent	Underwritten Rent Roll
3rd Largest Tenant UW Gross Rent	Underwritten Rent Roll
Wtd. Avg. Lease Expiration Date	Underwritten Rent Roll
Wtd. Avg. Lease Term Remaining	Underwritten Rent Roll
% of NRA Leased to Investment Grade Tenants	Underwritten Rent Roll
% of UW Base Rent from Investment Grade Tenants	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 In-Place Base Rent	Underwriter’s Summary Report
2019 In-Place Base Rent	Underwriter’s Summary Report
2020 In-Place Base Rent	Underwriter’s Summary Report
TTM 11/31/2021 In-Place Base Rent	Underwriter’s Summary Report
2022 Sponsor Budget In-Place Base Rent	Underwriter’s Summary Report
UW In-Place Base Rent	Underwriter’s Summary Report
2018 Contractual Rent Steps	Underwriter’s Summary Report
2019 Contractual Rent Steps	Underwriter’s Summary Report
2020 Contractual Rent Steps	Underwriter’s Summary Report
TTM 11/31/2021 Contractual Rent Steps	Underwriter’s Summary Report
2022 Sponsor Budget Contractual Rent Steps	Underwriter’s Summary Report
UW Contractual Rent Steps	Underwriter’s Summary Report
2018 Potential Income from Vacant Space	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2019 Potential Income from Vacant Space	Underwriter’s Summary Report
2020 Potential Income from Vacant Space	Underwriter’s Summary Report
TTM 11/31/2021 Potential Income from Vacant Space	Underwriter’s Summary Report
2022 Sponsor Budget Potential Income from Vacant Space	Underwriter’s Summary Report
UW Potential Income from Vacant Space	Underwriter’s Summary Report
2018 Reimbursements	Underwriter’s Summary Report
2019 Reimbursements	Underwriter’s Summary Report
2020 Reimbursements	Underwriter’s Summary Report
TTM 11/31/2021 Reimbursements	Underwriter’s Summary Report
2022 Sponsor Budget Reimbursements	Underwriter’s Summary Report
UW Reimbursements	Underwriter’s Summary Report
2018 Gross Potential Rent	Underwriter’s Summary Report
2019 Gross Potential Rent	Underwriter’s Summary Report
2020 Gross Potential Rent	Underwriter’s Summary Report
TTM 11/31/2021 Gross Potential Rent	Underwriter’s Summary Report
2022 Sponsor Budget Gross Potential Rent	Underwriter’s Summary Report
UW Gross Potential Rent	Underwriter’s Summary Report
2018 Economic Vacancy & Credit Loss	Underwriter’s Summary Report
2019 Economic Vacancy & Credit Loss	Underwriter’s Summary Report
2020 Economic Vacancy & Credit Loss	Underwriter’s Summary Report
TTM 11/31/2021 Economic Vacancy & Credit Loss	Underwriter’s Summary Report
2022 Sponsor Budget Economic Vacancy & Credit Loss	Underwriter’s Summary Report
UW Economic Vacancy & Credit Loss	Underwriter’s Summary Report
2018 EGI Before Other Income	Underwriter’s Summary Report
2019 EGI Before Other Income	Underwriter’s Summary Report
2020 EGI Before Other Income	Underwriter’s Summary Report
TTM 11/31/2021 EGI Before Other Income	Underwriter’s Summary Report
2022 Sponsor Budget EGI Before Other Income	Underwriter’s Summary Report
UW EGI Before Other Income	Underwriter’s Summary Report
2018 Parking Income	Underwriter’s Summary Report
2019 Parking Income	Underwriter’s Summary Report
2020 Parking Income	Underwriter’s Summary Report
TTM 11/31/2021 Parking Income	Underwriter’s Summary Report
2022 Sponsor Budget Parking Income	Underwriter’s Summary Report
UW Parking Income	Underwriter’s Summary Report
2018 Other Income	Underwriter’s Summary Report
2019 Other Income	Underwriter’s Summary Report
2020 Other Income	Underwriter’s Summary Report
TTM 11/31/2021 Other Income	Underwriter’s Summary Report
2022 Sponsor Budget Other Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW Other Income	Underwriter’s Summary Report
2018 Effective Gross Income	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
TTM 11/31/2021 Effective Gross Income	Underwriter’s Summary Report
2022 Sponsor Budget Effective Gross Income	Underwriter’s Summary Report
UW Effective Gross Income	Underwriter’s Summary Report
2018 Management Fee	Underwriter’s Summary Report
2019 Management Fee	Underwriter’s Summary Report
2020 Management Fee	Underwriter’s Summary Report
TTM 11/31/2021 Management Fee	Underwriter’s Summary Report
2022 Sponsor Budget Management Fee	Underwriter’s Summary Report
UW Management Fee	Underwriter’s Summary Report
2018 Cleaning	Underwriter’s Summary Report
2019 Cleaning	Underwriter’s Summary Report
2020 Cleaning	Underwriter’s Summary Report
TTM 11/31/2021 Cleaning	Underwriter’s Summary Report
2022 Sponsor Budget Cleaning	Underwriter’s Summary Report
UW Cleaning	Underwriter’s Summary Report
2018 Security	Underwriter’s Summary Report
2019 Security	Underwriter’s Summary Report
2020 Security	Underwriter’s Summary Report
TTM 11/31/2021 Security	Underwriter’s Summary Report
2022 Sponsor Budget Security	Underwriter’s Summary Report
UW Security	Underwriter’s Summary Report
2018 Repairs & Maintenance	Underwriter’s Summary Report
2019 Repairs & Maintenance	Underwriter’s Summary Report
2020 Repairs & Maintenance	Underwriter’s Summary Report
TTM 11/31/2021 Repairs & Maintenance	Underwriter’s Summary Report
2022 Sponsor Budget Repairs & Maintenance	Underwriter’s Summary Report
UW Repairs & Maintenance	Underwriter’s Summary Report
2018 Utilities	Underwriter’s Summary Report
2019 Utilities	Underwriter’s Summary Report
2020 Utilities	Underwriter’s Summary Report
TTM 11/31/2021 Utilities	Underwriter’s Summary Report
2022 Sponsor Budget Utilities	Underwriter’s Summary Report
UW Utilities	Underwriter’s Summary Report
2018 General & Administrative	Underwriter’s Summary Report
2019 General & Administrative	Underwriter’s Summary Report
2020 General & Administrative	Underwriter’s Summary Report
TTM 11/31/2021 General & Administrative	Underwriter’s Summary Report
2022 Sponsor Budget General & Administrative	Underwriter’s Summary Report
UW General & Administrative	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

2018 Insurance	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
2020 Insurance	Underwriter’s Summary Report
TTM 11/31/2021 Insurance	Underwriter’s Summary Report
2022 Sponsor Budget Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report
2018 Real Estate Taxes	Underwriter’s Summary Report
2019 Real Estate Taxes	Underwriter’s Summary Report
2020 Real Estate Taxes	Underwriter’s Summary Report
TTM 11/31/2021 Real Estate Taxes	Underwriter’s Summary Report
2022 Sponsor Budget Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
2018 Parking & Garage Expense	Underwriter’s Summary Report
2019 Parking & Garage Expense	Underwriter’s Summary Report
2020 Parking & Garage Expense	Underwriter’s Summary Report
TTM 11/31/2021 Parking & Garage Expense	Underwriter’s Summary Report
2022 Sponsor Budget Parking & Garage Expense	Underwriter’s Summary Report
UW Parking & Garage Expense	Underwriter’s Summary Report
2018 Non-reimbursable Expense	Underwriter’s Summary Report
2019 Non-reimbursable Expense	Underwriter’s Summary Report
2020 Non-reimbursable Expense	Underwriter’s Summary Report
TTM 11/31/2021 Non-reimbursable Expense	Underwriter’s Summary Report
2022 Sponsor Budget Non-reimbursable Expense	Underwriter’s Summary Report
UW Non-reimbursable Expense	Underwriter’s Summary Report
2018 Billbacks - Expense or Reimbursement	Underwriter’s Summary Report
2019 Billbacks - Expense or Reimbursement	Underwriter’s Summary Report
2020 Billbacks - Expense or Reimbursement	Underwriter’s Summary Report
TTM 11/31/2021 Billbacks - Expense or Reimbursement	Underwriter’s Summary Report
2022 Sponsor Budget Billbacks - Expense or Reimbursement	Underwriter’s Summary Report
UW Billbacks - Expense or Reimbursement	Underwriter’s Summary Report
2018 Total Operating Expenses	Underwriter’s Summary Report
2019 Total Operating Expenses	Underwriter’s Summary Report
2020 Total Operating Expenses	Underwriter’s Summary Report
TTM 11/31/2021 Total Operating Expenses	Underwriter’s Summary Report
2022 Sponsor Budget Total Operating Expenses	Underwriter’s Summary Report
UW Total Operating Expenses	Underwriter’s Summary Report
2018 Net Operating Income	Underwriter’s Summary Report
2019 Net Operating Income	Underwriter’s Summary Report
2020 Net Operating Income	Underwriter’s Summary Report
TTM 11/31/2021 Net Operating Income	Underwriter’s Summary Report
2022 Sponsor Budget Net Operating Income	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document(s)

UW Net Operating Income	Underwriter’s Summary Report
2018 Replacement Reserves	Underwriter’s Summary Report
2019 Replacement Reserves	Underwriter’s Summary Report
2020 Replacement Reserves	Underwriter’s Summary Report
TTM 11/31/2021 Replacement Reserves	Underwriter’s Summary Report
2022 Sponsor Budget Replacement Reserves	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
2018 TI/LC	Underwriter’s Summary Report
2019 TI/LC	Underwriter’s Summary Report
2020 TI/LC	Underwriter’s Summary Report
TTM 11/31/2021 TI/LC	Underwriter’s Summary Report
2022 Sponsor Budget TI/LC	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
2018 Net Cash Flow	Underwriter’s Summary Report
2019 Net Cash Flow	Underwriter’s Summary Report
2020 Net Cash Flow	Underwriter’s Summary Report
TTM 11/31/2021 Net Cash Flow	Underwriter’s Summary Report
2022 Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Reserve	Mortgage Loan Agreement
Ongoing Tax Reserve Monthly	Mortgage Loan Agreement
Tax Reserve Springing Conditions	Mortgage Loan Agreement
Initial Insurance Reserve	Mortgage Loan Agreement
Ongoing Insurance Reserve Monthly	Mortgage Loan Agreement
Insurance Reserve Springing Conditions	Mortgage Loan Agreement
Initial Immediate Repairs Reserve	Mortgage Loan Agreement
Initial Replacement Reserve	Mortgage Loan Agreement
Ongoing Replacement Reserve Monthly	Mortgage Loan Agreement
Replacement Reserve Springing Conditions	Mortgage Loan Agreement
Replacement Reserve Cap	Mortgage Loan Agreement
Initial Leasing Reserve	Mortgage Loan Agreement
Ongoing Leasing Reserve Monthly	Mortgage Loan Agreement
Leasing Reserve Springing Conditions	Mortgage Loan Agreement
Leasing Reserve Cap	Mortgage Loan Agreement
Initial Specified Tenant Space Leasing Reserve	Mortgage Loan Agreement
Ongoing Specified Tenant Space Leasing Reserve Monthly	Mortgage Loan Agreement
Specified Tenant Space Leasing Reserve Springing Conditions	Mortgage Loan Agreement

Exhibit 2 to Attachment A

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Specified Tenant Space Leasing Reserve Cap	Mortgage Loan Agreement
Initial Other Reserve	Mortgage Loan Agreement
Ongoing Other Reserve Monthly	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance	Mortgage Loan Agreement
Mezzanine Loan Original Balance	Mezzanine Loan Agreement
Origination Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Loan Spread	Mortgage Loan Agreement
Mezzanine Loan Spread	Mezzanine Loan Agreement
Interest Calculation (30/360 / Actual/360) (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period - Late Payment (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period - Event of Default (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
First Loan Payment Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Floating Rate Component Extensions (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockbox (see Note 5)	Mortgage Loan Agreement
Cash Management Type (see Note 6)	Mortgage Loan Agreement
Cash Management Trigger	Mortgage Loan Agreement
Floating Rate Component Prepayment Provision (see Note 7)	Mortgage Loan Agreement
Partial Release Allowed?	Mortgage Loan Agreement
Borrower	Mortgage Loan Agreement
Guarantor	Guaranty Agreement
Term SOFR Cap (see Note 4)	Cap Rate Transaction Summary
Term SOFR Floor (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Term SOFR Lookback days (see Note 4)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Term SOFR Cap Provider (see Note 4)	Cap Rate Transaction Summary
Term SOFR Cap Provider Ratings (F/M/S)	Goldman Sachs Credit Ratings for Term SOFR Cap Provider Rating
Term SOFR Cap Expiration Date (see Note 4)	Cap Rate Transaction Summary

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Mortgage Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management Type” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s), and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the “Floating Rate Component Prepayment Provision” characteristic, the Depositor instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property ID
Property Name
% of Mortgage Loan Cut-off Date Balance
Administrative Fee Rate (%)
Loan Seller
Sponsor

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.